3000 Two Logan Square

Eighteenth and Arch Streets

Philadelphia, PA 19103-2799

215.981.4000

Fax 215.981.4750

John P. Falco

direct dial: 215.981.4659

direct fax: 215.981.4750

falcoj@pepperlaw.com

January 31, 2013

Via EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Equinox Funds Trust 1940 Act File No. 811-22447 1933 Act File No. 333-168569

Ladies and Gentlemen:

On behalf of Equinox Funds Trust (the “Trust”), accompanying this letter is Post-Effective Amendment No. 49 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). The Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”) to amend the Prospectuses and Statements of Additional Information filed in Post-Effective Amendment No. 37 to the Trust’s Registration Statement on Form N-1A (“PEA No. 37”). PEA No. 37 was filed on June 21, 2012 pursuant to Rule 485(a) under the 1933 Act to register two new series of the Trust under the Investment Company Act of 1940 (the “1940 Act”) and to register each such series’ shares under the Securities Act: (1) Equinox Event Driven Legends Fund, and (2) Equinox Long-Short Legends Fund. The Registrant has filed numerous amendments at the request of the Staff for the purpose of extending the date of PEA No. 37’s automatic effectiveness under the Rule 485(a) to February 1, 2013. The Amendment is a subsequent amendment to PEA No. 37 under Rule 485(d) that will become automatically effective on April 1, 2013.

The Amendment is being filed to revise the prospectus and statement of additional information for the Equinox Long-Short Legends Fund (the “Fund”) to reflect (i) a change in the Fund’s name to the “Equinox EquityHedge U.S. Strategy Fund”, and (ii) a revised investment strategy to a more traditional long/short U.S. equity strategy that will use multi-manager approach. In connection with the multi-manager structure the Trust intends to file an exemptive application with the Commission to permit the Fund to, without obtaining shareholder approval, select sub-advisers to manage all or a portion of the assets of the Fund and enter into or amend sub-advisory agreements. The Amendment is also being filed to remove the Equinox Event-Driven Equity Strategy Fund (formerly, Equinox Event Driven Legends Fund) from the Registration Statement.

U.S. Securities and Exchange Commission

January 31, 2013

If you have any questions or if there is any way we can facilitate your review of the Amendment, please contact the undersigned (telephone number: 215.981.4659) or John M. Ford, Esq. of this office (telephone number: 215.981.4009).

Very truly yours,

/s/ John P. Falco

John P. Falco

cc:	Mr. Robert Enck
John M. Ford, Esq.